Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 27,301
Additions to liabilities	222
Interest on lease liabilities	593	€ 607
Lease payments	(1,903)
Translation differences	(169)
Ending balance	26,044
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	25,137
Interest on lease liabilities	567
Lease payments	(1,433)
Translation differences	(148)
Ending balance	24,123
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,179
Additions to liabilities	222
Interest on lease liabilities	19
Lease payments	(307)
Translation differences	(21)
Ending balance	1,092
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	985
Interest on lease liabilities	7
Lease payments	(163)
Ending balance	€ 829